OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current non-financial assets
Total	$ 174,110	$ 129,854
Non-current non-financial assets
Total	112,414	86,948
Current non-financial liabilities
Total	40,065	212,610
Non-current non-financial liabilities
Total	111,436	112,067
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize current	48,380	41,456
Prepayment to amortize (insurance + others)	17,965	14,020
Recoverable taxes (Relating to purchases)	102,875	71,021
Other current non-financial assets	4,890	3,357
Total	174,110	129,854
Non-current non-financial assets
Roads to amortize, non-current	96,530	78,418
Guarantee values	4,442	3,295
Recoverable taxes	4,568	1,519
Total	6,874	3,716
Current non-financial liabilities
Provision of minimum dividend	2,451	182,890
ICMS tax payable	18,195	9,109
Other tax payable	18,206	14,034
Total	1,213	6,577
Non-current non-financial liabilities
ICMS tax payable	111,012	111,134
Total	$ 424	$ 933